Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents (Note 1)	$ 155,668	$ 148,928
Restricted cash (Note 1)	6,592	6,912
Accounts receivable, net	10,628	7,397
Inventories (Note 5)	11,369	10,546
Due from related parties (Note 3)	2,328	7,576
Fair value of derivatives (Notes 18 and 19)	134	748
Insurance claims receivable	992	1,607
Time charter assumed (Note 12)	191	192
Prepayments and other assets	11,378	8,430
Vessels held for sale (Note 6)	27,038	4,908
Total current assets	226,318	197,244
FIXED ASSETS, NET:
Right-of-use assets (Note 11)	193,243	188,429
Vessels and advances, net (Note 6)	2,293,249	2,431,830
Total fixed assets, net	2,486,492	2,620,259
OTHER NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 9)	78,360	111,681
Accounts receivable, net, non-current (Note 3)	5,160	8,600
Deferred charges, net (Note 7)	26,743	21,983
Restricted cash, non-current (Note 1)	38,837	40,031
Time charter assumed, non-current (Note 12)	936	1,030
Fair value of derivatives, non-current (Notes 18 and 19)	0	605
Other non-current assets (Note 4)	10,301	10,525
Total assets	2,873,147	3,011,958
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	167,830	210,745
Accounts payable	5,008	6,215
Due to related parties (Note 3)	339	473
Finance lease liabilities, net (Note 11)	16,910	16,810
Accrued liabilities	31,395	19,417
Unearned revenue (Note 12)	9,544	10,387
Fair value of derivatives (Notes 18 and 19)	3,720	397
Other current liabilities	2,543	2,090
Total current liabilities	237,289	266,534
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	1,174,936	1,206,405
Finance lease liabilities, net of current portion (Note 11)	111,446	119,925
Fair value of derivatives, non-current portion (Notes 18 and 19)	6,297	433
Unearned revenue, net of current portion (Note 12)	16,113	7,933
Total non-current liabilities	1,308,792	1,334,696
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	12	12
Additional paid-in capital (Note 14)	1,358,640	1,351,352
Retained earnings / (Accumulated deficit)	(22,289)	60,578
Accumulated other comprehensive loss (Notes 18 and 20)	(9,297)	(1,214)
Total stockholders’ equity	1,327,066	1,410,728
Total liabilities and stockholders’ equity	$ 2,873,147	$ 3,011,958